Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	$ 10.0	$ 2.3
Lease liability	26.4	31.3
Decommissioning liability	57.4	35.0
Other current liabilities	$ 93.8	$ 68.6